                                                           FILE NUMBER 028-06458


                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2000

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                           By:__________________________________
                                                William M Lane, Vice President
                                                for The Torray Corporation

December 31, 2000               Form 13F - The Torray Corporation

                  Item 1                                                                                      Item 6
                                        Item 2       Item 3            Item 4        Item 5                    Invest
                                        Title         CUSIP         Fair Market      Total        ------------------------------
Name of Issuer                         of Class      Number            Value         Shares       (a)Sole   (b)Shared   (c)Other
--------------                         --------     ---------      -------------     ---------     -------   ---------   --------
Abbott Laboratories                     common      002824100         84,625,156     1,747,100        X
Agilent Technologies                    common      00846U101         73,233,600     1,337,600        X
AT & T Corporation                      common      001957109         57,477,500     3,320,000        X
Bank One Corporation                    common      06423A103         44,199,050     1,206,800        X
BankAmerica Corporation                 common      060505104         46,379,625     1,011,000        X
Borg Warner Inc.                        common      099724106         10,348,000       258,700        X
Boston Scientific Corporation           common      101137107         54,750,000     4,000,000        X
Bristol-Myers Squibb Company            common      110122108         32,406,806       438,300        X
Carnival Corporation                    common      143658102         53,844,844     1,747,500        X
CarrAmerica Realty Corporation          common      144418100         53,121,656     1,696,500        X
Citigroup, Inc.                         common      172967101         25,947,767       508,157        X
Clear Channel Communications            common      184502102         62,474,688     1,289,800        X
CSX Corporation                         common      126408103         33,578,688     1,294,600        X
Dana Corporation                        common      235811106          7,031,500       459,200        X
Disney Company, The Walt                common      254687106         37,618,750     1,300,000        X
Emerson Electric Company                common      291011104         31,603,813       401,000        X
Ford Motor Company                      common      345370860         27,557,813     1,175,800        X
Franklin Resources, Inc.                common      354613101         57,150,000     1,500,000        X
Gannett, Inc.                           common      364730101         34,224,019       542,700        X
General Dynamics Corporation            common      369550108         62,790,000       805,000        X
Gillette Company                        common      375766102         64,078,525     1,773,800        X
Hughes Electronics Corporation          common      370442832        126,684,000     5,508,000        X
Illinois Tool Works                     common      452308109        104,168,856     1,748,900        X
Int'l Business Machines Corporation     common      459200101         18,436,500       216,900        X
Johnson & Johnson                       common      478160104         27,704,981       263,700        X
Kimberly-Clark Corporation              common      494368103         57,965,800       820,000        X
Lucent Tecnologies                      common      549463107         21,278,700     1,576,200        X
Markel Corporation                      common      570535104         45,649,105       252,205        X
Morgan & Company, J.P.                  common      616880100        113,615,750       686,500        X
PanAmSat Corporation                    common      697933109         44,746,875     1,290,000        X
Procter & Gamble Company                common      742718109         44,011,281       561,100        X
Raytheon Company Class A                common      755111309         81,200,000     2,800,000        X
Tribune Company                         common      896047107         83,646,550     1,979,800        X
USA Education Inc.                      common      90390U102         41,500,400       610,300
                                                                   -------------
Total                                                              1,765,050,597
                                                                   =============


                  Item 1                                             Item 8
                                                                Voting Authority
                                        Item 7      --------------------------------------
Name of Issuer                         Managers      (a) Sole      (b) Shared      (c)None
--------------                         --------     ----------     ----------      -------
Abbott Laboratories                       All        1,747,100
Agilent Technologies                      All        1,337,600
AT & T Corporation                        All        3,320,000
Bank One Corporation                      All        1,206,800
BankAmerica Corporation                   All        1,011,000
Borg Warner Inc.                          All          258,700
Boston Scientific Corporation             All        4,000,000
Bristol-Myers Squibb Company              All          438,300
Carnival Corporation                      All        1,747,500
CarrAmerica Realty Corporation            All        1,696,500
Citigroup, Inc.                           All          508,157
Clear Channel Communications              All        1,289,800
CSX Corporation                           All        1,294,600
Dana Corporation                          All          459,200
Disney Company, The Walt                  All        1,300,000
Emerson Electric Company                  All          401,000
Ford Motor Company                        All        1,175,800
Franklin Resources, Inc.                  All        1,500,000
Gannett, Inc.                             All          542,700
General Dynamics Corporation              All          805,000
Gillette Company                          All        1,773,800
Hughes Electronics Corporation            All        5,508,000
Illinois Tool Works                       All        1,748,900
Int'l Business Machines Corporation       All          216,900
Johnson & Johnson                         All          263,700
Kimberly-Clark Corporation                All          820,000
Lucent Tecnologies                        All        1,576,200
Markel Corporation                        All          252,205
Morgan & Company, J.P.                    All          686,500
PanAmSat Corporation                      All        1,290,000
Procter & Gamble Company                  All          561,100
Raytheon Company Class A                  All        2,800,000
Tribune Company                           All        1,979,800
USA Education Inc.                        All          610,300

Total
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